DEPOSITS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Deposits and Obligations [Abstract]
Disclosure of detailed information of deposits and obligations [Text Block]
This item consists of the following:

	2018	2017
	S/(000)	S/(000)

Demand deposits	32,515,163	29,770,276
Time deposits (c)	30,426,744	30,184,314
Saving deposits	32,593,979	28,633,099
Severance indemnity deposits	7,571,375	7,170,934
Bank’s negotiable certificates	876,863	959,051
Total	103,984,124	96,717,674
Interest payable	567,186	452,737
Total	104,551,310	97,170,411

Disclosure of detailed information of non-interest bearing and interest-bearing deposits and obligations [Text Block]	The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2018	2017
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	29,552,904	26,786,474
In other countries	2,696,702	2,596,435
	32,249,606	29,382,909

Interest-bearing -
In Peru	63,938,399	60,372,602
In other countries	7,796,119	6,962,163
	71,734,518	67,334,765

Total	103,984,124	96,717,674

Disclosure of detailed information of balances of time deposits by maturity [Text Block]
The balance of time deposits classified by maturity is as follows:

	2018	2017
	S/(000)	S/(000)

Up to 3 months	14,771,836	15,152,619
From 3 months to 1 year	8,177,435	8,735,918
From 1 to 3 years	4,506,612	3,478,314
From 3 to 5 years	846,696	702,962
More than 5 years	2,124,165	2,114,501
Total	30,426,744	30,184,314